Accounts Receivable (Details Textual) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Casino 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	59.00%	41.00%
Casino 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	33.00%	33.00%
Casino 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	5.00%	12.00%
Casino 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	3.00%	9.00%
Gaming Promoter [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage		5.00%